Leases - Schedule of Future Minimum Payments on Leases (Details) (10-K)	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 65,112
2021	66,285
2022	67,313
2023	40,157
2024	30,741
Thereafter	7,742
Total lease payments	277,350
Less: present value discount	(52,382)
Total operating lease liabilities	$ 224,968